SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes
SUBSEQUENT EVENTS

SUBSEQUENT EVENTS

Loan Payable - Related Party:

Christopher Maggiore

On October 21, 2020, Christopher Maggiore converted $1,254 of its accrued interest expense on loans payable into 12,537 shares of the Company’s common stock at $.10 per share.

HEP Investments, LLC

On October 4, 2020, HEP Investments, LLC converted $100,000 of its Loan Payable into a License Co-Development Participation Agreement (“Agreement”). The net amount remaining of $9,000 remains recorded as a Loan Payable, Related Party.

The Agreement provides for, among other items, the partner (the “Participant”) to participate in the fees (the “Fees”) from licensing or selling bioactive ingredients or molecules derived from the Company’s algae cultures. Based upon the agreement signed, the Company will issue to the Participant warrants with a five-year term to purchase 300,000 shares of the Company’s common stock at an exercise price of $0.12 per share and provide to the Participant a 1.50% “Revenue Share” of all license fees generated by ZIVO from any Licensee.

The Agreement allows the Company the Option to buy back the right, title and interest in the Revenue Share for an amount equal to the amount funded plus a forty percent (40%) premium. Pursuant to the terms of the Agreement, the Company may not exercise its Option until it has paid the Participant a revenue share equal to a minimum of thirty percent (30%) of the amount initially funded. Once this minimum threshold is met, the Company may exercise its Option by delivering written notice to the Participant of its intent to exercise the Option, along with repayment terms of the amount funded, which may be paid, in the Company’s sole discretion, in one lump sum or in four (4) equal quarterly payments. If the Company does not make such quarterly payments timely for any quarter, then the Company shall pay the prorate Revenue Share amount, retroactive on the entire remaining balance owed, that would have been earned during such quarter until the default payments have been made and the payment schedule is no longer in default.

Deferred Revenue - Participation Agreement – Related Party:

On October 8, 2020, Strome Mezzanine Fund, LP entered into a License Co-Development Participation Agreement (“Agreement”) for $500,000. The Agreement provides for, among other items, the partner (the “Participant”) to participate in the fees (the “Fees”) from licensing or selling bioactive ingredients or molecules derived from the Company’s algae cultures. Based upon the agreements signed to date, the Company will issue to the Participant warrants with a five-year term to purchase 1,500,000 shares of the Company’s common stock at an exercise price of $0.12 per share and provide to the Participant a 7.50% “Revenue Share” of all license fees generated by ZIVO from any Licensee.

The Agreement allows the Company the Option to buy back the right, title and interest in the Revenue Share for an amount equal to the amount funded plus a forty percent (40%) premium. Pursuant to the terms of the Agreements, the Company may not exercise its Option until it has paid the Participant a revenue share equal to a minimum of thirty percent (30%) of the amount initially funded. Once this minimum threshold is met, the Company may exercise its Option by delivering written notice to the Participant of its intent to exercise the Option, along with repayment terms of the amount funded, which may be paid, in the Company’s sole discretion, in one lump sum or in four (4) equal quarterly payments. If the Company does not make such quarterly payments timely for any quarter, then the Company shall pay the prorate Revenue Share amount, retroactive on the entire remaining balance owed, that would have been earned during such quarter until the default payments have been made and the payment schedule is no longer in default.

Deferred Revenue - Participation Agreement:

From October 1, 2020 through the date of this filing, the Company entered into two License Co-Development Participation Agreements (“Agreements”) for $300,000. The Agreements provide for, among other items, the partners (the “Participants”) to participate in the fees (the “Fees”) from licensing or selling bioactive ingredients or molecules derived from the Company’s algae cultures. Based upon the agreements signed to date, the Company will issue to the Participants warrants with a five-year term to purchase 900,000 shares of the Company’s common stock at an exercise price of $0.12 per share and provide to the Participants a 4.50% “Revenue Share” of all license fees generated by ZIVO from any Licensee.

The Agreements allows the Company the Option to buy back the right, title and interest in the Revenue Share for an amount equal to the amount funded plus a forty percent (40%) premium. Pursuant to the terms of the Agreements, the Company may not exercise its Option until it has paid the Participant a revenue share equal to a minimum of thirty percent (30%) of the amount initially funded. Once this minimum threshold is met, the Company may exercise its Option by delivering written notice to the Participant (s) of its intent to exercise the Option, along with repayment terms of the amount funded, which may be paid, in the Company’s sole discretion, in one lump sum or in four (4) equal quarterly payments. If the Company does not make such quarterly payments timely for any quarter, then the Company shall pay the prorate Revenue Share amount, retroactive on the entire remaining balance owed, that would have been earned during such quarter until the default payments have been made and the payment schedule is no longer in default.

Financial Consulting Agreement – July 2020

As discussed in NOTE 10 – COMMITMENTS AND CONTINGENCIES, in July 2020, the Company entered into an Advisory Agreement (“Agreement”). In October, the Company issued a warrant to purchase 150,000 shares of common stock at an exercise price of $.12 for a term of five years. The Company terminated this Agreement in October 2020.

Stock Issuances

From October 1, 2020 through the date of this filing, the Company received proceeds of $265,000 from the issuance of 2,650,000 shares of common stock at $.10 per share.

SUBSEQUENT EVENTS

LOAN PAYABLE, RELATED PARTIES

As of March 26, 2020, the Company received proceeds of $40,000 from Chris Maggiore and HEP Investments to be used as working capital.

CONVERTIBLE DEBT

Paulson Investment Company, LLC - Related Debt

On January 15, 2020, two New Lenders converted $100,000 of the debt and $36,225 of accrued interest into 1,362,246 shares of the Company’s common stock (at $.10 per share) (see Note 7 - Convertible Debt).

STOCKHOLDERS’ DEFICIENCY and COMMITMENTS AND CONTINGENCIES

Stock Issuances

Through March 26, 2020, HEP Investments, a principal shareholder and related party, assigned warrants to purchase 4,100,000 shares of the Company’s Common Stock to third party investors. The Company received proceeds of $410,000 from the issuance of 4,100,000 shares of common stock from the exercise of those warrants.

Employment Agreement

On March 4, 2020, the Company entered into an employment letter with Philip Rice, Chief Financial Officer of the Company (“Agreement”). Under the terms of the Agreement, Mr. Rice will serve as Chief Financial Officer of the Company for one year, with successive automatic renewals for one year terms, unless either party terminates the Agreement on at least sixty days’ notice prior to the expiration of the then current term of the Agreement. Mr. Rice will receive an annual base salary, commencing on January 1, 2020, of $280,000 (“Base Salary”). The Base Salary shall increase to $300,000, when the following event occurs: within one (1) year after the Effective Date, the Company enters into a term sheet and receives the related financing to receive at least $15,000,000 in equity or other form of investment or debt (“Third Party Financing”) on terms satisfactory to the board of directors of the Company (the “Board”). On the date the Agreement is executed, Mr. Rice shall receive a fully-vested nonqualified stock option to purchase 2,000,000 shares of the Company’s common stock at a price equal to the greater of $0.10 per share and the Fair Market Value (as defined in the 2019 Omnibus Long-term Incentive Plan),10 year term and a $25,000 retention bonus.

Mr. Rice shall also receive a $50,000 and a fully-vested nonqualified stock option to purchase 2,000,000 shares of the Company’s common stock at a price equal to the greater of $0.10 per share and the Fair Market Value (as defined in the 2019 Omnibus Long-term Incentive Plan),10 year term, upon the closing, prior to December 31, 2020, of Third Party Financing which raises at least $15,000,000, as long as Mr. Rice was employed at the time of closing or was employed within one year prior to the closing.

If, upon the closing prior to December 31, 2021 of Third Party Financing which raises at least $10,000,000 for the Company, Mr. Rice shall receive an additional bonus of $50,000, as long as Mr. Rice was employed at the time of closing or if employed within one year prior to the closing.

Mr. Rice’s Agreement provides that if a Change of Control (as defined in the Agreement) occurs and Mr. Rice is not offered substantially equivalent employment with the successor corporation or Mr. Rice’s employment is terminated without Cause (as defined in the Agreement) during the three month period prior to the Change of Control or the 24-month period following the Change of Control, 100% of Mr. Rice’s unvested options will be fully vested and the restrictions on his restricted shares will lapse. Mr. Rice’s Agreement also provides for severance payments of, amongst other things, a lump sum payment of 300% of base salary and payment of 24 months of the base salary in such event.

Mr. Rice’s will receive the following severance benefits following a termination (as defined) of employment: a continuation of his Base Salary for one (1) year and a fully-vested, nonqualified stock option to purchase 1,000,000 shares of the Company’s common stock at a price equal to the greater of $0.10 per share and the Fair Market Value (as defined in the 2019 Omnibus Long-term Incentive Plan), 10 year term.

Employment Agreements

In 2020, the Company entered into Employment Letters (“Agreement”) with two of its key employees. The Agreements provide, among other items, for immediate issuance of 6,500,000 options of the Company’s common stock at an exercise price of at least the Fair Market Value (as defined in the 2019 Omnibus Long-term Incentive Plan) on the date of the grant of a Share and shall have a term of five years. Based on certain performance milestones, the Agreements also provide for the issuance of an additional 10,000,000 options of the Company’s common stock at an exercise price of at least the Fair Market Value (as defined in the 2019 Omnibus Long-term Incentive Plan) on the date of the grant of a Share and shall have a term of five years. The agreements provide for a base salary and cash performance bonuses.

COVID-19 STATEMENT

The Company is carefully monitoring the effects the COVID-19 global pandemic is having on its operations.  Currently, the main potential effect is the uncertainty of the Company’s ability to raising capital.  Based on the nature of our operations, employees are able to work remotely with access to teleconferencing and video conferencing.  The research partners utilized by the Company are currently providing services as requested, although some University researchers have limited availability as their campuses have closed down, with the expectation they will reopen sometime in April 2020.  However, the Company cannot make any assurances the research partners will open as expected and perform at the levels as required until the COVID-19 situation is resolved. Other contract research organizations have remained open and accessible, although some resources have delayed response effectiveness.